Debt - Summary of Future Annual Contractual Principal Payment Commitments of Debt (Details) - Senior Credit Facilities - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
2025	$ 860.3
2026	44.5
2027	888.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	1,793.5	$ 1,259.9
Less aggregate unamortized debt issuance costs	(10.2)	(16.3)
Total debt, net	$ 1,783.3	1,243.6
Revolving Credit Facility
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 0.0
2026	0.0
2027	575.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 575.0	0.0
Term Loan A
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 41.1
2026	44.5
2027	313.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 399.3	428.2
Term Loan B
Debt Instrument [Line Items]
Maturity Date	2025-03
2025	$ 819.2
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 819.2	$ 831.7